Related Party Balances and Transactions - Manufacturing consignment (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Cost of manufacturing consignment	¥ 106,188	¥ 110,686